Securities Sold under Agreements to Repurchase	12 Months Ended
Dec. 31, 2017
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Securities Sold under Agreements to Repurchase
18	SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Interbank market	75,002	65,479
Stock exchange market	12,307	15,609

Total	87,309	81,088

Maturing:
Within 30 days	87,309	81,088

Total	87,309	81,088

As at 31 December 2017, bonds with a carrying value of RMB79,543 million (as at 31 December 2016: RMB76,207 million) were pledged as collateral for financial assets sold under agreements to repurchase resulting from repurchase transactions entered into by the Group in the interbank market.

For debt repurchase transactions through the stock exchange, the Group is required to deposit certain exchange-traded bonds into a collateral pool with fair value converted at a standard rate pursuant to the stock exchange’s regulation which should be no less than the balance of the related repurchase transaction. As at 31 December 2017, the carrying value of securities deposited in the collateral pool was RMB139,727 million (as at 31 December 2016: RMB81,280 million). The collateral is restricted from trading during the period of the repurchase transaction.